UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIOS OF INVESTMENTS
3RD QUARTER
USAA TARGET RETIREMENT FUNDS
SEPTEMBER 30, 2009



















                                                                      (Form N-Q)

88235-1109                                   (C)2009, USAA. All rights reserved.

================================================================================


PORTFOLIO OF INVESTMENTS


USAA TARGET RETIREMENT INCOME FUND
September 30, 2009 (unaudited)


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------


               EQUITY MUTUAL FUNDS (28.0%)
       74,054  USAA Aggressive Growth Fund                                                $         1,976
       99,179  USAA Emerging Markets Fund                                                           1,724
      165,966  USAA Growth Fund                                                                     1,965
      192,251  USAA Income Stock Fund                                                               1,957
      196,255  USAA International Fund                                                              4,219
       26,232  USAA Precious Metals and Minerals Fund                                                 823
       66,580  USAA S&P 500 Index Fund                                                              1,055
      255,587  USAA Small Cap Stock Fund                                                            2,632
      175,801  USAA Value Fund                                                                      1,948
                                                                                          ---------------
               Total Equity Mutual Funds
               (cost: $14,359)                                                                     18,299
                                                                                          ---------------


               FIXED-INCOME MUTUAL FUNDS (70.1%)
$   1,065,884  USAA Income Fund                                                                    13,057
    1,965,911  USAA Intermediate-Term Bond Fund                                                    18,519
    1,586,698  USAA Short-Term Bond Fund                                                           14,312
                                                                                          ---------------
               Total Fixed-Income Mutual Funds
               (cost: $42,951)                                                                     45,888
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.8%)

               MONEY MARKET FUNDS (1.8%)
     1,175,034 State Street Institutional Liquid Reserve Fund, 0.26%(a) (cost:  $1,175)             1,175
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $58,485)                                        $          65,362
                                                                                          ===============


($ in 000s)                                           VALUATION HIERARCHY

                                             (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                            Quoted Prices       Other       Significant
                                              in Active      Significant    Unobservable
                                              Markets        Observable       Inputs
                                            for Identical      Inputs
                                               Assets                                               Total
---------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                        $       18,299 $             -- $            -- $       18,299
FIXED-INCOME MUTUAL FUNDS                          45,888               --              --         45,888
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                1,175               --              --          1,175
---------------------------------------------------------------------------------------------------------
Total                                      $       65,362 $             -- $            -- $       65,362
---------------------------------------------------------------------------------------------------------


================================================================================
1   |  USAA Target Retirement Funds

================================================================================


PORTFOLIO OF INVESTMENTS


USAA TARGET RETIREMENT 2020 FUND
September 30, 2009 (unaudited)


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               EQUITY MUTUAL FUNDS (37.9%)
      204,906  USAA Aggressive Growth Fund                                                $         5,467
      277,159  USAA Emerging Markets Fund                                                           4,817
      390,259  USAA Growth Fund                                                                     4,621
      531,799  USAA Income Stock Fund                                                               5,414
      551,245  USAA International Fund                                                             11,852
       75,244  USAA Precious Metals and Minerals Fund                                               2,360
      335,354  USAA S&P 500 Index Fund                                                              5,312
      689,474  USAA Small Cap Stock Fund                                                            7,101
      413,322  USAA Value Fund                                                                      4,579
                                                                                          ---------------
               Total Equity Mutual Funds
               (cost: $39,186)                                                                     51,523
                                                                                          ---------------


               FIXED-INCOME MUTUAL FUNDS (60.3%)
$   1,865,588  USAA High-Yield Opportunities Fund                                                  13,936
    1,935,332  USAA Income Fund                                                                    23,708
    2,404,538  USAA Intermediate-Term Bond Fund                                                    22,650
    2,394,322  USAA Short-Term Bond Fund                                                           21,597
                                                                                          ---------------
               Total Fixed-Income Mutual Funds
               (cost: $74,281)                                                                     81,891
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.7%)

               MONEY MARKET FUNDS (1.7%)
     2,382,661 State Street Institutional Liquid Reserve Fund, 0.26%(a) (cost:  $2,383)             2,383
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $115,850)                                       $         135,797
                                                                                          ===============


($ in 000s)                                           VALUATION HIERARCHY

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           Quoted Prices       Other       Significant
                                             in Active      Significant   Unobservable
                                              Markets       Observable       Inputs
                                           for Identical      Inputs
                                              Assets                                              Total
---------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                        $       51,523 $             -- $            -- $       51,523
FIXED-INCOME MUTUAL FUNDS                          81,891               --              --         81,891
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                2,383               --              --          2,383
---------------------------------------------------------------------------------------------------------
Total                                      $      135,797 $             -- $            -- $      135,797
---------------------------------------------------------------------------------------------------------



================================================================================
                                                 Portfolio of Investments  |   2

================================================================================


PORTFOLIO OF INVESTMENTS


USAA TARGET RETIREMENT 2030 FUND
September 30, 2009 (unaudited)


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
                EQUITY MUTUAL FUNDS (56.8%)
      360,016  USAA Aggressive Growth Fund                                                $         9,605
      584,644  USAA Emerging Markets Fund                                                          10,161
      782,276  USAA Growth Fund                                                                     9,262
      972,155  USAA Income Stock Fund                                                               9,897
    1,156,256  USAA International Fund                                                             24,860
      118,725  USAA Precious Metals and Minerals Fund                                               3,723
    1,145,840  USAA S&P 500 Index Fund                                                             18,150
    1,487,171  USAA Small Cap Stock Fund                                                           15,318
      793,998  USAA Value Fund                                                                      8,797
                                                                                          ---------------
               Total Equity Mutual Funds
               (cost: $87,523)                                                                    109,773
                                                                                          ---------------


               FIXED-INCOME MUTUAL FUNDS (41.3%)
$   2,648,928  USAA High-Yield Opportunities Fund                                                  19,788
    2,827,042  USAA Income Fund                                                                    34,631
    2,689,846  USAA Intermediate-Term Bond Fund                                                    25,338
                                                                                          ---------------
               Total Fixed-Income Mutual Funds
               (cost: $71,230)                                                                     79,757
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (1.9%)

               MONEY MARKET FUNDS (1.9%)
     3,720,121 State Street Institutional Liquid Reserve Fund, 0.26%(a) (cost:  $3,720)             3,720
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $162,473)                                       $         193,250
                                                                                          ===============


($ in 000s)                                           VALUATION HIERARCHY

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           Quoted Prices       Other       Significant
                                             in Active      Significant    Unobservable
                                              Markets        Observable       Inputs
                                           for Identical       Inputs
                                              Assets                                              Total
---------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                        $      109,773 $             -- $            -- $      109,773
FIXED-INCOME MUTUAL FUNDS                          79,757               --              --         79,757
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                3,720               --              --          3,720
---------------------------------------------------------------------------------------------------------
Total                                      $      193,250 $             -- $            -- $      193,250
---------------------------------------------------------------------------------------------------------


================================================================================
3   |  USAA Target Retirement Funds

================================================================================


PORTFOLIO OF INVESTMENTS


USAA TARGET RETIREMENT 2040 FUND
September 30, 2009 (unaudited)


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
                EQUITY MUTUAL FUNDS (76.9%)
      274,398  USAA Aggressive Growth Fund                                                $         7,321
      693,206  USAA Emerging Markets Fund                                                          12,048
    1,799,636  USAA Growth Fund                                                                    21,308
    1,511,224  USAA Income Stock Fund                                                              15,384
    1,432,304  USAA International Fund                                                             30,795
      142,044  USAA Precious Metals and Minerals Fund                                               4,454
      819,004  USAA S&P 500 Index Fund                                                             12,973
    1,853,521  USAA Small Cap Stock Fund                                                           19,091
    1,175,378  USAA Value Fund                                                                     13,023
                                                                                          ---------------
               Total Equity Mutual Funds
               (cost: $112,112)                                                                   136,397
                                                                                          ---------------


               FIXED-INCOME MUTUAL FUNDS (21.2%)
$   2,437,523  USAA High-Yield Opportunities Fund                                                  18,208
    1,589,768  USAA Income Fund                                                                    19,475
                                                                                          ---------------
               Total Fixed-Income Mutual Funds
               (cost: $33,465)                                                                     37,683
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.0%)

               MONEY MARKET FUNDS (2.0%)
     3,620,846 State Street Institutional Liquid Reserve Fund, 0.26%(a) (cost:  $3,621)             3,621
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $149,198)                                       $         177,701
                                                                                          ===============


($ in 000s)                                           VALUATION HIERARCHY

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           Quoted Prices       Other       Significant
                                             in Active      Significant    Unobservable
                                              Markets       Observable        Inputs
                                           for Identical      Inputs
                                              Assets                                                Total
---------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                        $      136,397 $             -- $            -- $      136,397
FIXED-INCOME MUTUAL FUNDS                          37,683               --              --         37,683
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                3,621               --              --          3,621
---------------------------------------------------------------------------------------------------------
Total                                      $      177,701 $             -- $            -- $      177,701
---------------------------------------------------------------------------------------------------------



================================================================================
                                                 Portfolio of Investments  |   4

================================================================================


PORTFOLIO OF INVESTMENTS


USAA TARGET RETIREMENT 2050 FUND
September 30, 2009 (unaudited)


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               EQUITY MUTUAL FUNDS (97.9%)
      111,008  USAA Aggressive Growth Fund                                                $         2,961
      327,260  USAA Emerging Markets Fund                                                           5,688
    1,145,365  USAA Growth Fund                                                                    13,561
      924,612  USAA Income Stock Fund                                                               9,412
      672,419  USAA International Fund                                                             14,457
       67,407  USAA Precious Metals and Minerals Fund                                               2,114
      172,902  USAA S&P 500 Index Fund                                                              2,739
      875,342  USAA Small Cap Stock Fund                                                            9,016
      631,029  USAA Value Fund                                                                      6,992
                                                                                          ---------------
               Total Equity Mutual Funds
               (cost: $56,043)                                                                     66,940
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.1%)

               MONEY MARKET FUNDS (2.1%)
     1,443,786 State Street Institutional Liquid Reserve Fund, 0.26%(a) (cost:  $1,444)             1,444
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $57,487)                                        $          68,384
                                                                                          ===============


($ in 000s)                                           VALUATION HIERARCHY

                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           Quoted Prices       Other       Significant
                                             in Active      Significant    Unobservable
                                              Markets       Observable        Inputs
                                           for Identical      Inputs
                                              Assets                                              Total
---------------------------------------------------------------------------------------------------------
EQUITY MUTUAL FUNDS                       $        66,940 $             --$             -- $       66,940
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                1,444               --              --          1,444
---------------------------------------------------------------------------------------------------------
Total                                     $        68,384 $             --$             -- $       68,384
---------------------------------------------------------------------------------------------------------


================================================================================
5   |  USAA Target Retirement Funds

================================================================================


NOTES TO PORTFOLIOS
OF INVESTMENTS


September 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.


================================================================================
                                        Notes to Portfolio of Investments  |   6

================================================================================


B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through November 19, 2009, the date the quarterly report was issued, and have determined there were no events that required recognition or disclosure in the Funds' quarterly report.

D. As of September 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of September 30, 2009, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):


                              Target Income     Target 2020    Target 2030    Target 2040     Target 2050
----------------------------------------------------------------------------------------------------------
Unrealized appreciation              $6,877         $19,947        $30,777        $28,503         $10,897
Unrealized depreciation                   -               -              -              -               -
----------------------------------------------------------------------------------------------------------
Net                                  $6,877         $19,947        $30,777        $28,503         $10,897
----------------------------------------------------------------------------------------------------------


E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of September 30, 2009, net assets were as follows (in thousands):


                              Target Income     Target 2020    Target 2030    Target 2040     Target 2050
----------------------------------------------------------------------------------------------------------
Net assets                          $65,405        $135,904       $193,244       $177,468         $68,364


F. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended September 30, 2009 (in thousands):



================================================================================
7   |  USAA Target Retirement Funds

================================================================================



Target Income:

                                                                  Realized
                                 Purchase   Sales      Dividend   Gain                    Market Value
Affiliated USAA Fund             Cost(a)    Proceeds   Income     (Loss)(b)       12/31/2008     9/30/2009
-------------------------------- ---------- ---------- ---------- --------------- -------------- --------------

Aggressive Growth                    $1,403       $929         $-           (159)         $1,107         $1,976
Emerging Markets                      1,010        863          -           (133)            875          1,724
Growth                                1,154        209          -            (86)            744          1,965
Income                                9,959         50        260             (3)          2,436         13,057
Income Stock                          1,403        863         28           (174)          1,162          1,957
Intermediate-Term Bond               11,130        446        585            (37)          5,467         18,519
International                         2,679      1,269          -           (216)          1,847          4,219
Precious Metals and Minerals            573        335          -             (9)            372            823
S&P 500 Index                         1,801      2,850         34              -           1,622          1,055
Short-Term Bond                       9,240         89        344             (3)          4,429         14,312
Small Cap Stock                       1,666        963          -           (187)          1,364          2,632
Value                                 1,072        258          -            (85)            795          1,948


Target 2020:
                                                                  Realized
                                 Purchase   Sales      Dividend   Gain                    Market Value
Affiliated USAA Fund             Cost(a)    Proceeds   Income     (Loss)(b)       12/31/2008     9/30/2009
-------------------------------- ---------- ---------- ---------- --------------- -------------- --------------
Aggressive Growth                    $3,915     $2,217         $-          $(378)         $2,752         $5,467
Emerging Markets                      3,044      2,274          -           (306)          2,181          4,817
Growth                                2,979        953          -           (279)          1,903          4,621
High-Yield Opportunities             12,258      4,998        695           (430)          3,575         13,936
Income                               19,114          2        524              -           2,966         23,708
Income Stock                          4,007      2,160         74           (453)          2,926          5,414
Intermediate-Term Bond               16,547        106        591             (8)          3,607         22,650
International                         8,230      3,735          -           (604)          4,666         11,852
Precious Metals and Minerals          1,862      1,553          -             146          1,248          2,360
S&P 500 Index                         5,921      6,201        103           (254)          4,223          5,312
Short-Term Bond                      17,008          3        435              -           3,645         21,597
Small Cap Stock                       5,044      2,905          -           (454)          3,434          7,101
Value                                 2,952      1,206          -           (272)          1.987          4,579


Target 2030:
                                                                  Realized
                                 Purchase   Sales      Dividend   Gain                    Market Value
Affiliated USAA Fund             Cost(a)    Proceeds   Income     (Loss)(b)       12/31/2008     9/30/2009
-------------------------------- ---------- ---------- ---------- --------------- -------------- --------------
Aggressive Growth                    $6,876     $2,840         $-          $(317)         $3,778         $9,605
Emerging Markets                      5,743      2,102          -           (564)          3,057         10,161
Growth                                5,785        315          -            (99)          2,486          9,262
High-Yield Opportunities             15,248      4,176        965           (197)          4,484         19,788
Income                               25,071        131        886             (4)          6,994         34,631
Income Stock                          7,092      2,417        123           (696)          3,921          9,897
Intermediate-Term Bond               18,992        120        639            (10)          3,622         25,338
International                        15,177      1,943          -           (542)          6,304         24,860
Precious Metals and Minerals          2,952      2,189          -            128           1,711          3,723
S&P 500 Index                        12,006      2,661        220           (384)          5,779         18,150
Small Cap Stock                       9,234      1,482          -           (608)          4,607         15,318
Value                                 5,365        808          -           (262)          2,609          8,797





================================================================================
                                        Notes to Portfolio of Investments  |   8

================================================================================


Target 2040:
                                                                  Realized
                                 Purchase   Sales      Dividend   Gain                    Market Value
Affiliated USAA Fund             Cost(a)    Proceeds   Income     (Loss)(b)       12/31/2008     9/30/2009
-------------------------------- ---------- ---------- ---------- --------------- -------------- --------------
Aggressive Growth                    $4,626         $-         $-             $-          $1,547         $7,321
Emerging Markets                      6,638      1,742          -           (613)          3,103         12,048
Growth                               14,439      2,549          -         (1,043)          6,237         21,308
High-Yield Opportunities             13,064      1,893        810           (122)          3,460         18,208
Income                               14,552          -        448              -           3,588         19,475
Income Stock                         10,838      2,352        180           (810)          4,838         15,384
International                        18,900      1,360          -           (277)          6,616         30,795
Precious Metals and Minerals          3,039      1,591          -            (27)          1,707          4,454
S&P 500 Index                         8,779      1,633        155           (323)          3,573         12,973
Small Cap Stock                      11,282        782          -           (266)          4,869         19,091
Value                                 7,810        534          -           (115)          3,309         13,023


Target 2050:
                                                                  Realized
                                 Purchase   Sales      Dividend   Gain                    Market Value
Affiliated USAA Fund             Cost(a)    Proceeds   Income     (Loss)(b)       12/31/2008     9/30/2009
-------------------------------- ---------- ---------- ---------- --------------- -------------- --------------
Aggressive Growth                    $2,174         $1         $-             $-            $389         $2,961
Emerging Markets                      3,210        819          -           (335)          1,368          5,688
Growth                                9,175      1,095          -           (504)          3,486         13,561
Income Stock                          6,321        554        106           (209)          2,418          9,412
International                         9,097        705          -           (153)          2,909         14,457
Precious Metals and Minerals          1,478        748          -            (26)            764          2,114
S&P 500 Index                         1,700          1         31             (1)            616          2,739
Small Cap Stock                       5,455        350          -           (116)          2,138          9,016
Value                                 4,277        255          -            (52)          1,651          6,992



(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES
(a) Rate represents the money market fund annualized seven-day yield at September 30, 2009.


================================================================================
9   |  USAA Target Retirement Funds



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.